Share capital and Contributed Surplus - Schedule of warrant activity (Details) - CAD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 14, 2022	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Warrants outstanding, beginning of the period		13,901,640		8,500,000	13,901,640	9,585,050	8,500,000	0
Number of warrants granted					1,000,000	5,043,165	1,085,050
Number of warrants exercised					(1,330,000)	(726,575)	0
Number of warrants expired					(154,484)	0	0
Warrants outstanding, end of the period		13,901,640		9,585,050	13,417,156	13,901,640	9,585,050	8,500,000
Number of warrants exercisable end of the period		12,901,640		8,835,050	12,792,156	12,901,640	8,835,050
Warrants exercise price, beginning of the period					$ 0.74	$ 0.24	$ 0.2	$ 0
Weighted average exercise price of warrants issued					0.57	1.73	0.54
Weighted average exercise price of warrants exercised					0.26	1.05	0
Weighted average exercise price of warrant expired					0.56	0	0
Warrants exercise price, end of the period		$ 0.74		$ 0.24	0.78	0.74	0.24
Weighted average exercisable price of warrants outstanding end of the period		$ 0.75		$ 0.22	$ 0.82	$ 0.75	$ 0.22
Fair Value, beginning of the period				$ 1,192		$ 257,312		$ 0
Fair value, end of the period				$ 257,312	$ 1,959,796		$ 257,312	$ 1,192
Weighted average remaining life, beginning of the period						3 years 2 months 19 days
Weighted average remaining life, end of the period				3 years 2 months 19 days			3 years 2 months 19 days
Private placement [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted	800,000
Asset acquisition [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted			500,000
January 1, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted								6,500,000
Weighted average exercise price of warrants issued								$ 0.2
Fair value of warrants granted								$ 1,192
Weighted average remaining life of warrants granted								3 years 3 months
Expiry date of warrants granted								Jan. 01, 2024
June 14, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted								2,000,000
Weighted average exercise price of warrants issued								$ 0.2
Fair value of warrants granted								$ 19,858
Weighted average remaining life of warrants granted								3 years 8 months 15 days
Expiry date of warrants granted								Jun. 14, 2024
January 30, 2022 [Member] | Private placement [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted				15,000
Weighted average exercise price of warrants issued				$ 0.4
Fair value of warrants granted				$ 2,265
Weighted average remaining life of warrants granted				1 year 3 months 29 days
Expiry date of warrants granted				Jan. 30, 2022
May 8, 2022 [Member] | Private placement [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted				84,622
Weighted average exercise price of warrants issued				$ 0.45
Fair value of warrants granted				$ 13,515
Weighted average remaining life of warrants granted				1 year 7 months 6 days
Expiry date of warrants granted				May 08, 2022
June 12, 2022 [Member] | Asset acquisition [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted				750,000
Weighted average exercise price of warrants issued				$ 0.5
Fair value of warrants granted				$ 180,000
Weighted average remaining life of warrants granted				2 years 3 months 14 days
Expiry date of warrants granted				Jun. 12, 2022
July 9, 2022 [Member] | Private placement [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted				235,428
Weighted average exercise price of warrants issued				$ 0.7
Fair value of warrants granted				$ 60,340
Weighted average remaining life of warrants granted				1 year 9 months 7 days
Expiry date of warrants granted				Jul. 09, 2022